Property, Plant and Equipment and Inventory - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Raw materials and supplies	$ 60,788	$ 34,179
Depreciation expense	31,195	22,388	$ 16,702
Work-in-process	12,915	10,582
Finished goods	253,982	201,219
Inventory, Gross	327,685	245,980
Inventory Valuation Reserves	(20,248)	(8,629)
Inventories	$ 307,437	$ 237,351